Label	Element	Value
Kensington Credit Opportunities ETF | Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.20%
Kensington Credit Opportunities ETF | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	26.10%
Kensington Credit Opportunities ETF | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	22.60%
Kensington Credit Opportunities ETF | PGIM Ultra Short Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.30%
Kensington Credit Opportunities ETF | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
Kensington Credit Opportunities ETF | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.90%
Kensington Credit Opportunities ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%